Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TREASURY STOCK, AT COST:
Purchases, shares	4.2	9.2
RETAINED EARNINGS:
Cash dividends declared on common stock, per share	$ 1.58	$ 1.30	$ 0.69